Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Preferred shares, redemption amount (in Dollars)	$ 32,140,100	$ 0
Common stock, par value (in Dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	57,157,313	45,723,255
Common stock, shares outstanding	57,157,313	45,723,255